Provisions (non-current and current)	12 Months Ended
Dec. 31, 2021
Provisions (non-current and current) [Abstract]
Provisions (non-current and current)
Note 25.    Provisions (non-current and current)

The principles used to evaluate the amounts and types of provisions for liabilities and charges are described in note 1.

Movements in provisions at December 31, 2021 were as follows:

(In millions of €)	December 31, 2020	Increase	Used reversal	Unused reversal	Other	December 31, 2021
Litigation	5.2	0.6	—	—	18.2	24.0
Restructuring obligations	8.4	0.7	(3.4)	(0.9)	11.4	16.2
Provisions for claims	7.7	0.2	—	—	—	7.9
Other non-current provisions	4.8	0.5	(0.1)	(0.9)	8.3	12.6
Total non-current provisions	26.1	2.0	(3.5)	(1.8)	37.9	60.7
Contingencies related to contracts	42.1	12.3	(0.5)	(9.8)	(0.9)	43.2
Litigation	59.7	26.2	(43.4)	(3.5)	(10.5)	28.5
Restructuring obligations	9.3	4.3	(9.7)	(0.1)	9.0	12.8
Provisions for claims	0.3	0.1	—	—	(0.1)	0.3
Other current provisions	9.2	9.8	(7.5)	(2.6)	(3.2)	5.7
Total current provisions	120.6	52.7	(61.1)	(16.0)	(5.7)	90.5
TOTAL PROVISIONS	146.7	54.7	(64.6)	(17.8)	32.2	151.2

Movements in provisions at December 31, 2020 were as follows:

(In millions of €)	December 31, 2019	Increase	Used reversal	Unused reversal	Other	December 31, 2020
Litigation	6.7	—	—	—	(1.5)	5.2
Restructuring obligations	5.8	4.2	(0.3)	(1.0)	(0.3)	8.4
Provisions for claims	7.7	0.4	—	(0.4)	—	7.7
Other non-current provisions	7.0	0.1	(0.1)	(0.5)	(1.7)	4.8
Total non-current provisions	27.2	4.7	(0.4)	(1.9)	(3.5)	26.1
Contingencies related to contracts	37.3	13.2	(0.6)	(2.2)	(5.6)	42.1
Litigation	61.8	15.8	(1.6)	(1.4)	(14.9)	59.7
Restructuring obligations	2.3	28.8	(23.5)	(0.1)	1.8	9.3
Provisions for claims	0.3	—	—	—	—	0.3
Other current provisions	11.3	5.4	(14.1)	(0.9)	7.5	9.2
Total current provisions	113.0	63.2	(39.8)	(4.6)	(11.2)	120.6
TOTAL PROVISIONS	140.2	67.9	(40.2)	(6.5)	(14.7)	146.7